Supplemental Combined Financial Statement Information - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Unrecognized tax benefits, including interest and penalties	$ 6,940	$ 6,930
Obligations for severance compensation	2,054	2,389
Contingent consideration - long-term portion	0	5,568
Finance lease obligations - long-term portion	0	2,510
Other	204	4
Total other liabilities	$ 9,198	$ 17,401